Segment Information - Summarized Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue from contract with customer, including assessed tax	$ 6,553,422	$ 6,493,167	$ 5,594,387	$ 5,031,819	$ 5,783,948	$ 5,620,822	$ 5,048,610	$ 4,428,826	$ 10,626,206	$ 9,477,436	$ 17,119,373	$ 15,098,258	$ 23,672,795	$ 20,882,206
Operating income (loss)	$ 452,723	$ 431,161	$ 307,230	$ 155,354	$ 322,514	$ 400,329	$ 279,273	$ 125,860	$ 462,584	$ 405,133	$ 893,745	$ 805,462	$ 1,346,468	$ 1,127,976
Operating margin	6.90%	6.60%	5.50%	3.10%	5.60%	7.10%	5.50%	2.80%	4.40%	4.30%	5.20%	5.30%	5.70%	5.40%
Electric Infrastructure Solutions [Member]
Segment Reporting Information [Line Items]
Revenue from contract with customer, including assessed tax	$ 5,380,488	$ 5,233,887	$ 4,486,880	$ 3,911,124	$ 4,482,056	$ 4,236,183	$ 3,804,622	$ 3,344,337	$ 8,398,004	$ 7,148,959	$ 13,631,891	$ 11,385,142	$ 19,012,379	$ 15,867,198
Operating income (loss)	$ 653,226	$ 576,014	$ 426,581	$ 302,871	$ 437,684	$ 447,565	$ 354,504	$ 250,805	$ 729,452	$ 605,309	$ 1,305,466	$ 1,052,874	$ 1,958,692	$ 1,490,558
Operating margin	12.10%	11.00%	9.50%	7.70%	9.80%	10.60%	9.30%	7.50%	8.70%	8.50%	9.60%	9.20%	10.30%	9.40%
Underground and Utility Infrastructure Solutions [Member]
Segment Reporting Information [Line Items]
Revenue from contract with customer, including assessed tax	$ 1,172,934	$ 1,259,280	$ 1,107,507	$ 1,120,695	$ 1,301,892	$ 1,384,639	$ 1,243,988	$ 1,084,489	$ 2,228,202	$ 2,328,477	$ 3,487,482	$ 3,713,116	$ 4,660,416	$ 5,015,008
Operating income (loss)	$ 42,593	$ 93,956	$ 81,593	$ 46,888	$ 85,433	$ 123,764	$ 107,207	$ 61,573	$ 128,481	$ 168,780	$ 222,437	$ 292,544	$ 265,030	$ 377,977
Operating margin	3.60%	7.50%	7.40%	4.20%	6.60%	8.90%	8.60%	5.70%	5.80%	7.20%	6.40%	7.90%	5.70%	7.50%
Corporate and Non Allocated Costs [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	$ (243,096)	$ (238,809)	$ (200,944)	$ (194,405)	$ (200,603)	$ (171,000)	$ (182,438)	$ (186,518)	$ (395,349)	$ (368,956)	$ (634,158)	$ (539,956)	$ (877,254)	$ (740,559)
Operating margin	(3.70%)	(3.70%)	(3.60%)	(3.90%)	(3.50%)	(3.00%)	(3.60%)	(4.20%)	(3.70%)	(3.90%)	(3.70%)	(3.60%)	(3.70%)	(3.50%)